UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2013
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2013

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	($000)	($000)
Convertible Bonds (82.4%)
Consumer Discretionary (13.2%)
ABC-Mart Inc. Cvt.	0.000%	2/5/18	JPY	340,000	3,963
Faurecia Cvt.	3.250%	1/1/18	EUR	73	2,200
Group 1 Automotive Inc. Cvt.	2.250%	6/15/36	USD	12,094	15,994
Iconix Brand Group Inc. Cvt.	2.500%	6/1/16	USD	6,330	7,727
1 Iconix Brand Group Inc. Cvt.	1.500%	3/15/18	USD	13,650	16,491
1 Jarden Corp. Cvt.	1.875%	9/15/18	USD	24,970	28,169
1 Jarden Corp. Cvt.	1.500%	6/15/19	USD	17,115	16,944
KB Home Cvt.	1.375%	2/1/19	USD	9,510	9,046
1 Liberty Interactive LLC Cvt.	0.750%	3/30/43	USD	15,900	17,232
Lotte Shopping Co. Ltd. Cvt.	0.000%	1/24/18	KRW	4,200,000	3,979
Meritage Homes Corp. Cvt.	1.875%	9/15/32	USD	9,480	9,918
MGM Resorts International Cvt.	4.250%	4/15/15	USD	39,040	46,409
Misarte Cvt.	3.250%	1/1/16	EUR	20	4,883
Newford Capital Ltd. Cvt.	0.000%	5/12/16	USD	5,300	5,366
Nokian Renkaat OYJ Cvt.	0.000%	6/27/14	EUR	3,100	5,019
priceline.com Inc. Cvt.	1.000%	3/15/18	USD	4,520	5,596
1 priceline.com Inc. Cvt.	0.350%	6/15/20	USD	27,685	27,945
Sekisui House Ltd. Cvt.	0.000%	7/5/16	JPY	450,000	5,844
1 Toll Brothers Finance Corp. Cvt.	0.500%	9/15/32	USD	15,845	15,508
TUI AG Cvt.	2.750%	3/24/16	EUR	36	2,950
TUI Travel PLC Cvt.	6.000%	10/5/14	GBP	200	348
TUI Travel PLC Cvt.	4.900%	4/27/17	GBP	1,900	3,407
					254,938
Consumer Staples (1.4%)
Asahi Group Holdings Ltd. Cvt.	0.000%	5/26/28	JPY	257,000	3,229
Hengan International Group Co. Ltd. Cvt.	0.000%	6/27/18	HKD	28,000	3,706
Marine Harvest ASA Cvt.	2.375%	5/8/18	EUR	4,900	6,274
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	5,500	5,207
Unicharm Corp. Cvt.	0.000%	9/24/15	JPY	50,000	666
Vector Group Ltd. Cvt.	2.500%	1/15/19	USD	7,235	8,403
					27,485
Energy (10.2%)
BPZ Resources Inc. Cvt.	6.500%	3/1/15	USD	7,785	6,598
Bristow Group Inc. Cvt.	3.000%	6/15/38	USD	3,315	3,862
Cam 2012 SPA Cvt.	5.625%	10/26/17	EUR	3,300	4,972
CGG Veritas Cvt.	1.750%	1/1/16	EUR	75	2,836
Cobalt International Energy Inc. Cvt.	2.625%	12/1/19	USD	49,175	50,773
Eni SPA Cvt.	0.250%	11/30/15	EUR	3,200	4,464
Golar LNG Ltd. Cvt.	3.750%	3/7/17	USD	3,600	3,645
Goodrich Petroleum Corp. Cvt.	5.000%	10/1/32	USD	8,070	8,594
Helix Energy Solutions Group Inc. Cvt.	3.250%	3/15/32	USD	13,825	18,076
Hornbeck Offshore Services Inc. Cvt.	1.500%	9/1/19	USD	26,180	32,381
Lukoil International Finance BV Cvt.	2.625%	6/16/15	USD	5,300	5,764
Paladin Energy Ltd. Cvt.	6.000%	4/30/17	USD	435	298
Pembina Pipeline Corp. Cvt.	5.750%	12/31/18	CAD	3,540	3,927
Pembina Pipeline Corp. Cvt.	5.750%	11/30/20	CAD	1,135	1,274
1 SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	25,180	29,020
Seadrill Ltd. Cvt.	3.375%	10/27/17	USD	300	485

Stone Energy Corp. Cvt.	1.750%	3/1/17	USD	12,780	12,924
Subsea 7 SA Cvt.	2.250%	10/11/13	USD	700	711
Subsea 7 SA Cvt.	1.000%	10/5/17	USD	1,000	991
Technip SA Cvt.	0.500%	1/1/16	EUR	15	2,014
TMK Bonds SA Cvt.	5.250%	2/11/15	USD	4,200	4,200
					197,809
Financials (12.1%)
Alstria Office REIT-AG Cvt.	2.750%	6/14/18	EUR	2,600	3,517
Beni Stabili SPA Cvt.	3.375%	1/17/18	EUR	2,500	3,507
BES Finance Ltd. Cvt.	3.500%	12/6/15	USD	6,900	6,914
BNP Paribas SA Cvt.	0.250%	9/21/15	EUR	4,300	6,045
BNP Paribas SA Cvt.	0.250%	9/27/16	EUR	900	1,265
British Land Co. Jersey Ltd. Cvt.	1.500%	9/10/17	GBP	2,200	3,593
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	4,000	3,253
CapitaLand Ltd. Cvt.	2.875%	9/3/16	SGD	4,750	3,808
CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	1,750	1,280
1 CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	4,500	3,291
China Overseas Grand Oceans Finance
Cayman Ltd. Cvt.	2.000%	3/21/17	HKD	34,000	5,541
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	10,800	10,854
Deutsche Euroshop AG Cvt.	1.750%	11/20/17	EUR	2,500	3,500
1 DFC Global Corp. Cvt.	3.250%	4/15/17	USD	14,490	13,385
DFC Global Corp. Cvt.	3.000%	4/1/28	USD	4,521	4,416
Fonciere Des Regions Cvt.	3.340%	1/1/17	EUR	17	2,087
Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	USD	21,942	23,780
Gecina SA Cvt.	2.125%	1/1/16	EUR	18	3,029
1 Goldman Sachs Group Inc. Cvt.	0.000%	7/25/16	USD	4,135	4,309
Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	CHF	4,390	4,816
GSW Immobilien AG Cvt.	2.000%	11/20/19	EUR	2,500	3,789
Hansteen Jersey Securities Ltd. Cvt.	4.000%	7/15/18	EUR	2,100	2,980
Industrivarden AB Cvt.	2.500%	2/27/15	EUR	1,950	3,178
MGIC Investment Corp. Cvt.	2.000%	4/1/20	USD	12,655	15,914
1 NorthStar Realty Finance LP Cvt.	5.375%	6/15/33	USD	12,650	12,547
Old Republic International Corp. Cvt.	3.750%	3/15/18	USD	6,100	7,110
Parpublica - Participacoes Publicas SGPS SA	5.250%	9/28/17	EUR	2,850	3,910
1 Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	16,730	17,723
Radian Group Inc. Cvt.	2.250%	3/1/19	USD	4,490	6,421
Redwood Trust Inc. Cvt.	4.625%	4/15/18	USD	9,260	9,329
Sherson Ltd. Cvt.	0.000%	6/4/14	HKD	28,610	4,653
Shizuoka Bank Ltd. Cvt.	0.000%	4/25/18	USD	2,800	3,067
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	6,945	7,231
Starwood Property Trust Inc. Cvt.	4.000%	1/15/19	USD	10,065	10,480
TAG Immobilien AG Cvt.	5.500%	6/28/19	EUR	700	1,178
Walter Investment Management Corp. Cvt.	4.500%	11/1/19	USD	12,055	12,191
					233,891
Health Care (15.7%)
Alere Inc. Cvt.	3.000%	5/15/16	USD	4,330	4,552
1 Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	13,645	14,668
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	23,485	26,318
HeartWare International Inc. Cvt.	3.500%	12/15/17	USD	9,830	11,016
Hologic Inc. Cvt.	2.000%	12/15/37	USD	9,810	11,226
Hologic Inc. Cvt.	2.000%	3/1/42	USD	15,085	15,462
1 Illumina Inc. Cvt.	0.250%	3/15/16	USD	39,220	44,000
1 Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	13,420	14,074
1 Molina Healthcare Inc. Cvt.	1.125%	1/15/20	USD	23,085	23,778
Omnicare Inc. Cvt.	3.500%	2/15/44	USD	30,655	29,122

Orpea Cvt.	3.875%	1/1/16	EUR	59	3,739
Orpea Cvt.	1.750%	1/1/20	EUR	30	1,854
Qiagen Euro Finance SA Cvt.	3.250%	5/16/26	USD	700	843
Salix Pharmaceuticals Ltd. Cvt.	1.500%	3/15/19	USD	32,000	39,360
Sawai Pharmaceutical Co. Ltd. Cvt.	0.000%	9/17/15	JPY	118,000	1,650
Tong Jie Ltd. Cvt.	0.000%	2/18/18	HKD	27,000	3,460
1 Vivus Inc. Cvt.	4.500%	5/1/20	USD	8,950	9,409
1 WellPoint Inc. Cvt.	2.750%	10/15/42	USD	21,355	27,361
Wright Medical Group Inc. Cvt.	2.000%	8/15/17	USD	18,924	21,869
					303,761
Industrials (7.2%)
Air Lease Corp. Cvt.	3.875%	12/1/18	USD	20,905	26,014
Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	JPY	110,000	1,116
Astaldi SPA Cvt.	4.500%	1/31/19	EUR	1,400	2,085
China Merchants Holdings Pacific Ltd. Cvt.	1.250%	11/6/17	HKD	16,000	2,112
Deutsche Post AG Cvt.	0.600%	12/6/19	EUR	2,400	3,867
Ebara Corp. Cvt.	0.000%	3/19/18	JPY	309,000	3,969
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	2,300	3,337
IHI Corp. Cvt.	0.000%	3/29/16	JPY	240,000	3,517
1 Kaman Corp. Cvt.	3.250%	11/15/17	USD	5,380	6,419
KUKA AG Cvt.	2.000%	2/12/18	EUR	900	1,305
Larsen & Toubro Ltd. Cvt.	3.500%	10/22/14	USD	2,600	2,579
1 Lufthansa Malta Blues LP Cvt.	0.750%	4/5/17	EUR	3,310	5,027
1 Meritor Inc. Cvt.	7.875%	3/1/26	USD	6,635	8,016
Nagoya Railroad Co. Ltd. Cvt.	0.500%	3/31/15	JPY	35,000	424
Nexans SA Cvt.	4.000%	1/1/16	EUR	84	6,410
OSG Corp. Cvt.	0.000%	4/4/22	JPY	200,000	2,490
PB Issuer No 3 Ltd. Cvt.	1.875%	10/22/18	USD	4,586	5,345
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	4,633
Russel Metals Inc. Cvt.	7.750%	9/30/16	CAD	4,000	4,353
Schindler Holding AG Cvt.	0.375%	6/5/17	CHF	3,300	3,573
SGL Carbon SE Cvt.	2.750%	1/25/18	EUR	3,500	4,504
Siem Industries Inc. Cvt.	1.000%	9/12/19	USD	7,200	7,160
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	2,000	2,097
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	4,250	4,528
Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,195	1,551
Tem SAS Cvt.	4.250%	1/1/15	EUR	34	2,421
Wabash National Corp. Cvt.	3.375%	5/1/18	USD	7,115	8,743
XPO Logistics Inc. Cvt.	4.500%	10/1/17	USD	7,050	10,416
Yamato Holdings Co. Ltd. Cvt.	0.000%	3/7/16	JPY	170,000	2,190
					140,201
Information Technology (17.1%)
Atos Cvt.	2.500%	1/1/16	EUR	29	2,171
AU Optronics Corp. Cvt.	0.000%	10/13/15	USD	3,200	3,232
Bottomline Technologies de Inc. Cvt.	1.500%	12/1/17	USD	6,340	7,208
Cap Gemini SA Cvt.	3.500%	1/1/14	EUR	41	2,241
1 Ciena Corp. Cvt.	3.750%	10/15/18	USD	12,405	15,855
1 Concur Technologies Inc. Cvt.	0.500%	6/15/18	USD	19,615	21,760
1 Cornerstone OnDemand Inc. Cvt.	1.500%	7/1/18	USD	7,655	8,913
1 CSG Systems International Inc. Cvt.	3.000%	3/1/17	USD	9,590	11,244
Davis & Henderson Corp. Cvt.	6.000%	9/30/18	CAD	3,565	3,580
Dealertrack Technologies Inc. Cvt.	1.500%	3/15/17	USD	8,575	10,558
Econocom Group Cvt.	4.000%	6/1/16	EUR	93	3,030
Electronic Arts Inc. Cvt.	0.750%	7/15/16	USD	2,101	2,340
Epistar Corp. Cvt.	0.000%	8/7/18	USD	3,900	3,993

	Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	USD	2,563	2,304
	Intel Corp. Cvt.	2.950%	12/15/35	USD	15,470	16,389
	Intel Corp. Cvt.	3.250%	8/1/39	USD	10,940	13,128
1	JDS Uniphase Corp. Cvt.	0.625%	8/15/33	USD	19,600	19,563
	Lam Research Corp. Cvt.	0.500%	5/15/16	USD	15,205	16,526
	Mentor Graphics Corp. Cvt.	4.000%	4/1/31	USD	14,530	18,462
1	Micron Technology Inc. Cvt.	1.625%	2/15/33	USD	7,275	10,080
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	USD	19,542	21,166
	Photronics Inc. Cvt.	3.250%	4/1/16	USD	7,857	8,530
1	Salesforce.com Inc. Cvt.	0.250%	4/1/18	USD	23,865	24,879
	SanDisk Corp. Cvt.	1.500%	8/15/17	USD	22,905	28,918
1	ServiceSource International Inc. Cvt.	1.500%	8/1/18	USD	2,385	2,464
	Take-Two Interactive Software Inc. Cvt.	1.750%	12/1/16	USD	10,144	12,109
	Take-Two Interactive Software Inc. Cvt.	1.000%	7/1/18	USD	8,695	9,418
1	Vishay Intertechnology Inc. Cvt.	2.250%	11/15/40	USD	8,080	8,105
1	Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	USD	10,745	8,824
	Web.com Group Inc. Cvt.	1.000%	8/15/18	USD	12,270	12,792
						329,782
Materials (4.5%)
	African Minerals Ltd. Cvt.	8.500%	2/10/17	USD	2,800	2,632
	Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	1,400	1,811
	Cemex SAB de CV Cvt.	4.875%	3/15/15	USD	20,494	24,157
	Glencore Finance Europe SA Cvt.	5.000%	12/31/14	USD	3,000	3,392
	Goldcorp Inc. Cvt.	2.000%	8/1/14	USD	360	366
	RTI International Metals Inc. Cvt.	3.000%	12/1/15	USD	11,420	12,812
	RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	14,955	15,273
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	2,650	3,991
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	3
	Stillwater Mining Co. Cvt.	1.750%	10/15/32	USD	6,531	6,984
	Tata Steel Ltd. Cvt.	4.500%	11/21/14	USD	3,531	3,522
	United States Steel Corp. Cvt.	2.750%	4/1/19	USD	9,270	9,560
	Western Areas Ltd. Cvt.	6.375%	7/2/14	AUD	1,185	1,057
	Western Areas Ltd. Cvt.	6.400%	7/2/15	AUD	750	668
						86,228
Telecommunication Services (0.4%)
	Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	USD	4,800	4,944
	Inmarsat PLC Cvt.	1.750%	11/16/17	USD	2,000	2,624
						7,568
Utilities (0.6%)
	ENN Energy Holdings Ltd. Cvt.	0.000%	2/26/18	USD	4,000	4,315
	Tata Power Co. Ltd. Cvt.	1.750%	11/21/14	USD	2,000	2,090
	YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	USD	4,200	4,436
						10,841
Total Convertible Bonds (Cost $1,502,092)						1,592,504
		Coupon			Shares
Convertible Preferred Stocks (11.7%)
Consumer Discretionary (0.7%)
	Interpublic Group of Cos. Inc. Pfd.	5.250%			10,420	13,377

Consumer Staples (0.3%)
	Bunge Ltd. Pfd.	4.875%			52,700	5,534

Energy (4.2%)
1	Chesapeake Energy Corp. Pfd.	5.750%			13,950	15,362
	Energy XXI Bermuda Ltd. Pfd.	5.625%			46,320	13,404

Goodrich Petroleum Corp. Pfd.	5.375%	358,000	15,126
Halcon Resources Corp. Pfd.	5.750%	16,650	16,051
1 Sanchez Energy Corp. Pfd.	4.875%	204,900	12,140
SandRidge Energy Inc. Pfd.	8.500%	101,810	9,800
			81,883
Financials (1.2%)
EPR Properties Pfd.	5.750%	212,900	4,564
Health Care REIT Inc. Pfd.	6.500%	177,833	10,253
Wintrust Financial Corp. Pfd.	5.000%	7,530	8,293
			23,110
Health Care (2.2%)
Alere Inc. Pfd.	3.000%	70,140	18,377
HealthSouth Corp. Pfd.	6.500%	20,010	24,887
			43,264
Industrials (2.2%)
Continental Airlines Finance Trust II Pfd.	6.000%	244,410	10,571
Genesee & Wyoming Inc. Pfd.	5.000%	149,640	18,181
United Technologies Corp. Pfd.	7.500%	218,000	13,581
			42,333
Materials (0.3%)
ArcelorMittal Pfd.	6.000%	307,600	6,387

Telecommunication Services (0.6%)
1 Iridium Communications Inc. Pfd.	7.000%	112,500	10,877

Total Convertible Preferred Stocks (Cost $205,478)			226,765
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
[3,4] Vanguard Market Liquidity Fund
(Cost $94,979)	0.122%	94,978,685	94,979
Total Investments (99.0%) (Cost $1,802,549)			1,914,248
Other Assets and Liabilities-Net (1.0%)			19,574
Net Assets (100%)			1,933,822

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $525,385,000, representing 27.2% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $2,906,000 has been segregated as collateral for open forward currency contracts.
REIT—Real Estate Investment Trust.
AUD—Australian dollars.
CAD—Canadian dollars.
CHF—Swiss francs.
EUR—Euro.
GBP—British pounds.
HKD—Hong Kong dollars.
JPY—Japanese Yen.
KRW—South Korea Won.
SGD—Singapore dollars.
USD—United States dollars.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,592,504	—
Convertible Preferred Stocks	226,765	—	—
Temporary Cash Investments	94,979	—	—
Forward Currency Contracts—Assets	—	433	—
Forward Currency Contracts—Liabilities	—	(1,601)	—
Total	321,744	1,591,336	—

D. Forward Currency Contracts: The fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

At August 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/24/13	USD	121,828	EUR	92,815	(865)
UBS AG	10/24/13	USD	32,247	JPY	3,206,790	(422)
UBS AG	10/24/13	USD	18,951	HKD	146,979	(7)
UBS AG	10/24/13	USD	13,513	CAD	14,097	148
UBS AG	10/24/13	USD	11,932	SGD	15,035	145
UBS AG	10/24/13	USD	8,332	CHF	7,831	(89)
UBS AG	10/24/13	USD	7,375	GBP	4,875	(177)
UBS AG	10/24/13	USD	6,694	EUR	5,000	84
UBS AG	10/24/13	USD	3,559	KRW	4,010,282	(41)
UBS AG	10/24/13	USD	1,874	AUD	2,050	56
						(1,168)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.

GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—South Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.

E. At August 31, 2013, the cost of investment securities for tax purposes was $1,802,213,000. Net unrealized appreciation of investment securities for tax purposes was $112,035,000, consisting of unrealized gains of $140,553,000 on securities that had risen in value since their purchase and $28,518,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURTIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURTIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 21, 2013
VANGUARD CONVERTIBLE SECURTIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.